Stock Option Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2014	15,290,486	$0.07	3.89	$305,810
Exercisable January 1, 2014	15,290,486	$0.07	3.89	$305,810
Canceled	(15,290,486)
Granted	27,756,821-
Exercised	(4,506)
Forfeited	-
Outstanding December 31, 2014	27,752,315	$0.51	8.02	$1,963,523
Exercisable December 31, 2014	26,156,553	$0.50	7.95	$1,962,239
Canceled	-
Granted	5,365,729
Exercised	-	-
Forfeited	-
Outstanding September 30, 2015	33,118,044	$0.47	6.87	$3,418,084
Exercisable September 30, 2015	33,118,044	$0.47	6.87	$3,418,084

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2013	15,290,486	$0.07	3.89	$358,662
Exercisable January 1, 2013	14,524,861	$0.07	3.75	$332,052
Granted	-
Exercised	-
Forfeited	-
Outstanding December 31, 2013	15,290,486	$0.07	3.89	$305,810
Exercisable December 31, 2013	15,290,486	$0.07	3.89	$305,810
Canceled	(15,290,486)
Granted	27,756,821
Exercised	(4,506)
Forfeited	-
Outstanding December 31, 2014	27,752,315	$0.51	8.02	$1,963,523
Exercisable December 31, 2014	26,156,553	$0.50	7.95	$1,962,239

Schedule of Non-vested Shares Granted Under Stock Option Plan

A summary of the Company’s non-vested options for the nine-months ended September 30, 2015 and year ended December 31, 2014, are presented below:

Non-vested at January 1, 2014	-
Granted	27,756,821
Vested	(26,156,553)
Exercised	(4,506)
Forfeited	-
Non-vested at December 31, 2014	1,595,762
Granted	5,365,729
Vested	(6,961,491)
Exercised	-
Forfeited	-
Non-vested at September 30, 2015	-

A summary of the Company’s non-vested options for the years ended December 31, 2014 and 2013, is presented below:

Non-vested at January 1, 2013	765,625
Granted	-
Vested	(765,625)
Forfeited	-
Non-vested at December 31, 2013	-
Granted	27,756,821
Vested	(26,156,553)
Exercised	(4,506)
Forfeited	-
Non-vested at December 31, 2014	1,595,762

Schedule of Fair Value Assumptions

The range of fair value assumptions related to options outstanding as of September 30, 2015 and December 31, 2014, were as follows:

	September 30, 2015	December 31, 2014
(Unaudited)
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 1.47%	0.12% - 1.47%
Expected volatility	112% - 170%	112% - 170%
Expected term	1.1 - 5.5 years	1.1 - 5.5 years

The range of fair value assumptions related to options outstanding as of December 31, 2014 and 2013, were as follows:

	December 31, 2014	December 31, 2013
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 1.47%	0.92% - 5.15%
Expected volatility	112% - 170%	116% - 170%
Expected term	1.1 - 5.5 years	2.5 - 7.5 years